Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 1,089,897.5		₨ 554,167.6	$ 13,260.7
Maximum amount outstanding	1,154,282.6	$ 14,044.1	805,872.6
Average amount outstanding	₨ 870,879.3	$ 10,595.9	₨ 377,877.2
Weighted average interest rate	4.00%		1.60%	4.00%
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	₨ 14,359.5		₨ 9,001.8	$ 174.7
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	735,131.5		114,500.0	8,944.3
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	320,695.0		₨ 430,665.8	3,901.9
Bills rediscounted
Short-term Debt [Line Items]
Short-term borrowings	₨ 19,711.5			$ 239.8